UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	February 12, 2002

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $740,335
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Budget Group Inc.	 CL A	             119003101	     5	"5,700"	        SH	Sole	"5,700"	        0	0
Equity Office Properties PFD CV  B  5.25%    294741509	"3,458"	"75,500"	SH	Sole	"75,500"	0	0
Lucent Technologies Inc. PFD CV  8% 144A     549463206	"9,708"	"8,780"	        SH	Sole	"8,780"	0	0
McLeodUSA Inc.           PFD CONV  6.75%     582266201	"2,275"	"101,800"	SH	Sole	"101,800"	0	0
"Metromedia Int'l Group  PFD CONV  %	     591695200	"7,826"	"1,043,500"	SH	Sole	"1,043,500"	0	0
National Australia Bank  CAP UTS EXCHBL	     632525309	"13,491""449,700"	SH	Sole	"449,700"	0	0
Simon Property Group Inc.PFD CV  B  6.50%    828806406	"39,155""467,520"	SH	Sole	"467,520"	0	0
Sovereign Capital Trust  UNIT EX  111229     845905306	"7,373"	"104,400"	SH	Sole	"104,400"	0	0
AES Corp	         COM	             00130H105	96	"5,850"	        SH	Sole	 5,850     	0	0
CNF Trust I              TECONS SER A	     12612V205	"2,641"	"58,680"	SH	Sole     58,680	0	0
Ceyoniq AG	         SPONSORED ADR	     15721M107	"1,924"	"392,751"	SH	Sole     392,751	0	0
Freeport McMoran         PFD CV  0.05SH	     35671D501	492	"31,450"	SH	Sole	 31,450  	0	0
TVX Gold Inc.	         COM NEW	     87308K200	813	"1,891,006"	SH	Sole	 1,891,006	0	0
Vodafone Group PLC (ADR) SPONSORED ADR	     92857W100	411	"16,000"	SH	Sole	 16,000		0	0
Loral Space & Comm       PFD CONV  C  6%     G56462149	"7,308"	"546,400"	SH	Sole	 546,400	0	0
AES Corporation	         JR SBDB CV4.5%05    00130HAN5	"7,000"	"8,000,000"	PRN	Sole		0	0	0
"Action Perf Companies   SB NT CV 4.75%05    004933AB3	"4,616"	"4,990,000"	PRN	Sole		0	0	0
Advanced Energy Ind      SB NT CV 144A  06   007973AB6	"7,945"	"7,000,000"	PRN	Sole		0	0	0
"Aether Systems, Inc."	 SUB NT CV  6%05     00808VAA3	"1,770"	"3,000,000"	PRN	Sole		0	0	0
Affiliated Computer Serv SUB NT CV 3.5%06    008190AF7	"24,883""17,865,000"	PRN	Sole		0	0	0
Affiliated Managers Group LYON ZERO    21    008252AC2	"13,308""13,640,000"	PRN	Sole		0	0	0
"Agilent Technologies    SR DEB CV 144A21    00846UAA9	"25,150""22,480,000"	PRN	Sole		0	0	0
Asyst Technologies	 SB NT CV 5.75% 08   04648XAB3	"8,460"	"8,000,000"	PRN	Sole		0	0	0
Avaya Inc.	         LYON  10/31/21	     053499AA7	"5,258"	"9,670,000"	PRN	Sole		0	0	0
"BISYS Group, Inc."	 SB NT CV  4%06      055472AB0	"1,065"	"900,000"	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc.SB DB CV5.625%07    065908AC9	"2,599"	"2,625,000"	PRN	Sole		0	0	0
"Barnes & Noble, Inc."	 SUB NT CV5.25%09    067774AD1	"6,082"	"5,300,000"	PRN	Sole		0	0	0
Brightpoint Inc.	 SB LYON ZERO  18    109473AC2	"6,440"	"14,000,000"	PRN	Sole		0	0	0
Brinker International	 DB CV ZERO144A21    109641AA8	"10,452""16,300,000"	PRN	Sole		0	0	0
CKE Restaurants Inc.	 SB NT CV 4.25%04    12561EAB1	"1,193"	"1,520,000"	PRN	Sole		0	0	0
CV Therapeutics	         SUB NT CV4.75%07    126667AB0	"7,682"	"7,550,000"	PRN	Sole		0	0	0
"Cell Therapeutic, Inc." SUB NT CV8.75%06    150934AC1	"6,685"	"7,000,000"	PRN	Sole		0	0	0
Cephalon Inc.	         SB NT CV 5.25%06    156708AC3	"8,918"	"7,250,000"	PRN	Sole		0	0	0
Cephalon Inc.	         SB NT CV 144A  06   156708AD1	"4,365"	"4,000,000"	PRN	Sole		0	0	0
"Charter Communications, SUB NT CV5.75%05    16117MAB3	"5,177"	"5,100,000"	PRN	Sole		0	0	0
Checkpoint Systems Inc.	 SB DB CV 5.25%05    162825AB9	"1,857"	"1,950,000"	PRN	Sole		0	0	0
Commscope Inc.	         SB NT CV  4%06      203372AB3	"17,755""21,440,000"	PRN	Sole		0	0	0
Conexant Systems	 SUB NT CONV 4%07    207142AF7	426	"650,000"	PRN	Sole		0	0	0
"D.R. Horton, Inc."	 SR NT CV ZERO 21    23331AAH2	"8,734"	"13,700,000"	PRN	Sole		0	0	0
Diamond Offshore DrillingSR DB CV  1.5%31    25271CAE2	"23,932""25,960,000"	PRN	Sole		0	0	0
ETrade Group Inc.	 SUB NT CV 6%07	     269246AB0	"7,239"	"8,775,000"	PRN	Sole		0	0	0
ETrade Group Inc.	 SB NT CV  6.75%08   269246AD6	"10,073""8,600,000"	PRN	Sole		0	0	0
Empresas ICA Socieded	 SUB DB CONV 5%04    292448AC1	105	"150,000"	PRN	Sole		0	0	0
Financial Federal Corp   SUB NT CV 4.5%05    317492AC0	"4,710"	"4,215,000"	PRN	Sole		0	0	0
First Data Corporation	 SR CV DBT SEC 08    319963AD6	"38,467""33,370,000"	PRN	Sole		0	0	0
Four Seasons	         LYON ZERO CPN 29    35100EAD6	"13,942""44,705,000"	PRN	Sole		0	0	0
Genzyme Corp.	         SB DEB CV     3%21  372917AK0	"4,729"	"4,300,000"	PRN	Sole		0	0	0
Gilead Sciences	         SUB NT CV  5%07     375558AB9	"9,808"	"6,400,000"	PRN	Sole		0	0	0
"HCC Insurance Holdings  NT CONV    2%21     404132AA0	"8,532"	"7,900,000"	PRN	Sole		0	0	0
Ibasis Inc.	         SB NT CV 5.75%05    450732AA0	769	"2,365,000"	PRN	Sole		0	0	0
Internet Capital Group   SUB NT CV 5.5%04    46059CAA4	"2,169"	"5,290,000"	PRN	Sole		0	0	0
Intevac Inc.	         SB NT CV 6.5%04     461148AC2	"7,175"	"11,038,000"	PRN	Sole		0	0	0
Invitrogen	         SB NT CV 144A  06   46185RAC4	"2,901"	"3,000,000"	PRN	Sole		0	0	0
Kerr McGee Corp.	 SB DB CV 5.25%10    492386AP2	"43,778""39,000,000"	PRN	Sole		0	0	0
LSI Logic	         SB NT CV 4.25%04    502161AD4	"4,590"	"4,000,000"	PRN	Sole		0	0	0
L-3 Communications       SR SB CV 5.25%09    502424AB0	"7,184"	"5,500,000"	PRN	Sole		0	0	0
Lamar Advertising	 NT CV 5.25%06	     512815AF8	"3,313"	"2,990,000"	PRN	Sole		0	0	0
Lennar Corporation	 SR DB CV ZRO  18    526057AA2	"9,607"	"14,600,000"	PRN	Sole		0	0	0
Magna International Inc. SBDB CV 4.875%05    559222AG9	"5,360"	"5,210,000"	PRN	Sole		0	0	0
"Manpower, Inc."	 DEB CV ZRO144A21    56418HAB6	322	"550,000"	PRN	Sole		0	0	0
Mediacom Communications  SR NT CV 5.25%06    58446KAA3	"4,889"	"4,100,000"	PRN	Sole		0	0	0
NCO Group	         SB NT CV  4.75%06   628858AB8	"5,741"	"6,300,000"	PRN	Sole		0	0	0
Nortel Networks Corp.	 GTD SR CV 144A08    656568AA0	"45,245""46,465,000"	PRN	Sole		0	0	0
Omnicare Inc.	         SUB DEB CV    5%07  681904AD0	47	"50,000"	PRN	Sole		0	0	0
ONI Systems Corp.	 SUB NT CV  5%05     68273FAA1	684	"1,000,000"	PRN	Sole		0	0	0
Orix Corporation	 NT CONV  0.375%05   686330AA9	458	"50,000,000"	PRN	Sole		0	0	0
Personnel Group	         SB NT CV 5.75%04    715338AE9	"10,152""24,761,000"	PRN	Sole		0	0	0
"Photronics, Inc."	 SB NT CV    144A 06 719405AB8	"1,658"	"1,500,000"	PRN	Sole		0	0	0
Province Healthcare Co.	 SB NT CV  4.5%05    743977AC4	"7,838"	"7,600,000"	PRN	Sole		0	0	0
Providian Financial Corp.SR NT CV  3.25%05   74406AAA0	265	"600,000"	PRN	Sole		0	0	0
Quadramed Corporation	 SB DB CV  5.25%05   74730WAC5	"8,076"	"9,970,000"	PRN	Sole		0	0	0
Reptron Electronics Inc. SB NT CV  6.75%04   76026WAA7	420	"840,000"	PRN	Sole		0	0	0
"Riverstone Networks     SB NT CV   144A 06  769320AA0	"3,405"	"3,000,000"	PRN	Sole		0	0	0
Royal Caribbean Cruises  LYON ZERO  21	     780153AK8	"11,124""36,030,000"	PRN	Sole		0	0	0
Royal Caribbean Cruises  SR NT CV ZERO 21    780153AM4	"16,863""48,180,000"	PRN	Sole		0	0	0
"School Specialty, Inc." SUB  NT  CV    6%08 807863AC9	"8,415"	"8,500,000"	PRN	Sole		0	0	0
Seacor Holdings Inc.	 SUB NT CV 5.375%06  811904AE1	"2,284"	"2,093,000"	PRN	Sole		0	0	0
Semtech Corp.	         SUB NT CV 4.5%07    816850AD3	"4,330"	"4,000,000"	PRN	Sole		0	0	0
"Sepracor, Inc."	 SUB DEB CONV 5%07   817315AL8	219	"250,000"	PRN	Sole		0	0	0
Service Corp. Internl    SUB NT CV 6.75%08   817565AU8	"12,071""12,000,000"	PRN	Sole		0	0	0
Shaw Group	         LYON   21   ADDED   820280AC9	283	"550,000"	PRN	Sole		0	0	0
Solectron Corp.	         SR LYON ZERO  20    834182AK3	"12,033""22,650,000"	PRN	Sole		0	0	0
Solectron Corp.	         LYON ZERO CPN 20    834182AL1	"19,276""45,490,000"	PRN	Sole		0	0	0
SpaceHab Inc.	         SUB NT CONV 8%07    846243AC7	125	"250,000"	PRN	Sole		0	0	0
Standard Motor Products	 SB DB CV  6.75%09   853666AB1	"5,506"	"7,390,000"	PRN	Sole		0	0	0
Telefonos de Mexico	 SR DB CV  4.25%04   879403AD5	"10,444""8,240,000"	PRN	Sole		0	0	0
"Teradyne, Inc."	 SR DB CV  144A  06  880770AC6	"10,238" 7,500,000"	PRN	Sole		0	0	0
TranSwitch Corporation	 NT CONV  4.5%05     894065AB7	"2,279"	"4,070,000"	PRN	Sole		0	0	0
Universal Health ServicesDEB CV  0.426%20    913903AL4	271	"470,000"	PRN	Sole		0	0	0
Waste Connections	 SB NT CV  5.5%06    941053AB6	"3,274"	"3,000,000"	PRN	Sole		0	0	0
Wellpoint Health Network SB DB CV ZRO  19    94973HAA6	"38,323""44,770,000"	PRN	Sole		0	0	0
US Internetworking Inc.	 SUB NT CV 7%04	     917311AH5	600	"4,000,000"	PRN	Sole		0	0	0

COLUMN TOTALS			                       "740,335"
